Income taxes	6 Months Ended
Jun. 30, 2021
Income taxes
Income taxes

7. Income taxes

a) Deferred income tax assets and liabilities

	Assets	Liabilities	Deferred taxes, net
Balance at December 31, 2020	10,335	1,770	8,565
Effect in income statement	(1,130)	37	(1,167)
Translation adjustment	196	43	153
Other comprehensive income	(63)	135	(198)
Balance at June 30, 2021	9,338	1,985	7,353

	Assets	Liabilities	Deferred taxes, net
Balance at December 31, 2019	9,217	1,882	7,335
Effect in income statement	1,121	(56)	1,177
Translation adjustment	(2,352)	(127)	(2,225)
Other comprehensive income	1,818	(68)	1,886
Balance at June 30, 2020	9,804	1,631	8,173

b) Income tax reconciliation – Income statement

Income tax expense is recognized based on the estimate of the weighted average effective tax rate expected for the full year. The total amount presented as income taxes in the income statement is reconciled to the statutory rate, as follows:

	Three-month period ended June 30,		Six-month period ended June 30,
	2021	2020	2021	2020
Income before income taxes	9,610	1,064	16,897	576
Income taxes at statutory rate - 34%	(3,267)	(362)	(5,745)	(196)
Adjustments that affect the basis of taxes:
Tax incentives	1,163	179	1,618	489
Equity results	36	14	26	(23)
Addition (reversal) of tax loss carryforward	(63)	22	(109)	448
Others	58	2	327	(214)
Income taxes	(2,073)	(145)	(3,883)	504

Income tax expense is recognized based on the estimate of the weighted average effective tax rate expected for the full year, adjusted for the tax effect of certain items that are recognized in full on the interim tax calculation. Therefore, the effective tax rate in the interim financial statements may differ from management’s estimate of the effective tax rate for the year.

c) Income taxes - Settlement program (“REFIS”)

	June 30, 2021	December 31, 2020
Current liabilities	356	340
Non-current liabilities	2,336	2,404
REFIS liabilities	2,692	2,744

SELIC rate	4.25% per year	2.00% per year

The balance mainly relates to the settlement program of the claims related to the collection of income tax and social contribution on equity gains of foreign subsidiaries and affiliates from 2003 to 2012. As at June 30, 2021, the balance is due in 88 remaining monthly installments, bearing the SELIC interest rate (Special System for Settlement and Custody), which is the Brazilian federal funds rate.

d) Uncertain tax positions

There have been no developments on matters related to the uncertain tax positions since the December 31, 2020 financial statements.